UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Retirement Shares
March 31, 2005
COMMON STOCKS	Shares	Value

Aluminum - 0.96%
Alcoa Incorporated	200,000	$6,078,000

Banks - 1.60%
Citigroup Inc.	225,000	10,111,500

Broadcasting - 2.39%
Univision Communications Inc., Class A*	200,000	5,538,000
Viacom Inc., Class B	275,000	9,578,250
		15,116,250
Capital Equipment - 2.99%
Caterpillar Inc.	115,000	10,515,600
Deere & Company	125,000	8,391,250
		18,906,850
Communications Equipment - 2.43%
Cisco Systems, Inc.*	400,000	7,166,000
Enterasys Networks, Inc.*	1,300,000	1,820,000
QUALCOMM Incorporated	175,000	6,411,125
		15,397,125
Computers - Micro - 1.52%
Dell Inc.*	250,000	9,606,250

Computers - Peripherals - 8.05%
Check Point Software Technologies Ltd.*	350,000	7,603,750
EMC Corporation*	700,000	8,624,000
Lexmark International, Inc.*	125,000	9,996,250
Mercury Interactive Corporation*	150,000	7,101,750
Oracle Corporation*	600,000	7,485,000
Symantec Corporation*	475,000	10,146,000
		50,956,750
Consumer Electronics - 1.05%
Harman International Industries, Incorporated	75,000	6,634,500

Cosmetics and Toiletries - 1.07%
Estee Lauder Companies Inc. (The), Class A	150,000	6,747,000

Electronic Components - 9.96%
Analog Devices, Inc.	300,000	10,842,000
Applied Micro Circuits Corporation*	1,100,000	3,613,500
Fairchild Semiconductor International, Inc.*	400,000	6,132,000
Intel Corporation	400,000	9,292,000
Jabil Circuit, Inc.*	300,000	8,556,000
Maxim Integrated Products, Inc.	175,000	7,143,500
Microchip Technology Incorporated	450,000	11,688,750
Texas Instruments Incorporated	225,000	5,735,250
		63,003,000
Electronic Instruments - 2.48%
Celestica Inc.*	350,000	4,728,500
KLA-Tencor Corporation*	200,000	9,201,000
LTX Corporation*	400,000	1,764,000
		15,693,500
Food and Related - 0.73%
Tyson Foods, Inc.	275,000	4,587,000

Health Care - Drugs - 2.94%
Amgen Inc.*	75,000	4,362,750
Gilead Sciences, Inc.*	225,000	8,053,875
Teva Pharmaceutical Industries Limited, ADR	200,000	6,197,000
		18,613,625
Health Care - General - 3.08%
Boston Scientific Corporation*	325,000	9,519,250
DENTSPLY International Inc.	100,000	5,440,500
St. Jude Medical, Inc.*	125,000	4,500,000
		19,459,750
Hospital Supply and Management - 2.26%
PacifiCare Health Systems, Inc.*	125,000	7,115,000
UnitedHealth Group Incorporated	75,000	7,153,500
		14,268,500
Leisure Time Industry - 1.76%
K2 Inc.*	300,000	4,125,000
Marvel Enterprises, Inc.*	350,000	7,000,000
		11,125,000
Mining - 6.01%
Freeport-McMoRan Copper & Gold Inc., Class B	225,000	8,912,250
Inco Limited*	275,000	10,945,000
Newmont Mining Corporation	250,000	10,562,500
Phelps Dodge Corporation	75,000	7,629,750
		38,049,500
Multiple Industry - 5.75%
Bill Barrett Corporation*	225,000	6,504,750
Companhia Vale do Rio Doce, ADR	275,000	8,692,750
Google Inc., Class A*	80,000	14,438,800
Las Vegas Sands, Inc.*	150,000	6,750,000
		36,386,300
Non-Residential Construction - 1.31%
Fluor Corporation	150,000	8,314,500

Petroleum - Canada - 1.11%
EnCana Corporation	100,000	7,042,000

Petroleum - Domestic - 3.96%
ENSCO International Incorporated	250,000	9,415,000
Spinnaker Exploration Company*	225,000	7,994,250
Ultra Petroleum Corp.*	150,000	7,620,000
		25,029,250
Petroleum - International - 3.70%
Apache Corporation	200,000	12,246,000
Newfield Exploration Company*	150,000	11,139,000
		23,385,000
Petroleum - Services - 8.90%
BJ Services Company	150,000	7,782,000
Baker Hughes Incorporated	175,000	7,785,750
Nabors Industries Ltd.*	150,000	8,871,000
Patterson-UTI Energy, Inc.	475,000	11,882,125
Smith International, Inc.*	175,000	10,977,750
Transocean Inc.*	175,000	9,005,500
		56,304,125
Retail - Specialty Stores - 1.28%
Best Buy Co., Inc.	150,000	8,101,500

Security and Commodity Brokers - 4.77%
Chicago Mercantile Exchange Holdings Inc.	65,000	12,611,950
Legg Mason, Inc.	115,000	8,986,100
Morgan Stanley	150,000	8,587,500
		30,185,550
Timesharing and Software - 4.52%
Ask Jeeves, Inc.*	250,000	7,015,000
eBay Inc.*	175,000	6,519,625
Paychex, Inc.	175,000	5,750,500
Yahoo! Inc.*	275,000	9,337,625
		28,622,750
Utilities - Electric - 0.85%
PPL Corporation	100,000	5,399,000

TOTAL COMMON STOCKS - 87.43%		$553,124,075

(Cost: $528,402,915)

PREFERRED STOCK - 0.76%

Insurance - Property and Casualty
XL Capital Ltd, 6.5%	200,000	$4,790,000
(Cost: $5,000,000)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.62%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,650	3,922,005

Beverages - 0.80%
Diageo Capital plc,
6.125%, 8-15-05	5,000	5,052,905

Business Equipment and Services - 0.84%
USA Waste Services, Inc.,
7.125%, 10-1-07	5,000	5,303,325

Finance Companies - 0.81%
Unilever Capital Corporation,
6.875%, 11-1-05	5,000	5,125,000

Hospital Supply and Management - 1.11%
Columbia/HCA Healthcare Corporation,
6.91%, 6-15-05	7,000	7,043,729

TOTAL CORPORATE DEBT SECURITIES - 4.18%		$26,446,964

(Cost: $25,907,958)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 0.68%
National Archives Facility Trust,
8.5%, 9-1-19	3,563	4,296,069

Mortgage-Backed Obligations - 0.35%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 12-1-31	1,369	1,423,670
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 1-1-32	724	752,768
		2,176,438
Treasury Obligations - 4.64%
United States Treasury Notes,
4.0%, 3-15-10	5,000	4,960,940
United States Treasury Notes,
4.25%, 8-15-14	20,000	19,612,500
United States Treasury Notes,
4.0%, 2-15-15	5,000	4,803,905
		29,377,345
TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 5.67%		$35,849,852

(Cost: $35,360,591)

SHORT-TERM SECURITIES

Food and Related - 0.47%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.82%, 4-4-05	3,000	2,999,295

Forest and Paper Products - 0.69%
Sonoco Products Co.,
2.88%, 4-1-05	4,348	4,348,000

Health Care - Drugs - 0.52%
Abbott Laboratories,
2.79%, 4-1-05	3,290	3,290,000

Multiple Industry - 0.28%
Detroit Edison Co.,
2.85%, 4-6-05	1,774	1,773,298

TOTAL SHORT-TERM SECURITIES - 1.96%		$12,410,593

(Cost: $12,410,593)

TOTAL INVESTMENT SECURITIES - 100.00%		$632,621,484

(Cost: $607,082,057)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005